Financial risk management and derivative financial instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	$ 108
Derivative financial liabilities		$ (74)
Non-current assets
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	120	4
Non-current liabilities
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	(12)	(78)
Currency swaps
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	76
Derivative financial liabilities		(78)
Currency forwards
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	$ 32	$ 4